Consolidation of subsidiaries (Details) - BRL (R$)							12 Months Ended
	Aug. 12, 2021	Oct. 31, 2020	Aug. 31, 2020	Jul. 23, 2020	Aug. 09, 2019	Dec. 05, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 13, 2022	Dec. 31, 2019	Oct. 02, 2019
Consolidated operations [Line Items]
Assets							R$ 45,329,322,000	R$ 31,075,804,000
Liabilities							(33,487,196,000)	(20,573,606,000)
Equity							11,842,126,000	10,502,198,000	R$ 9,327,459,000		R$ 8,014,948,000
Currency translation adjustment							1,504,768,000	1,166,284,000	R$ 1,292,300,000
PagSeguro Brazil [Member]
Consolidated operations [Line Items]
Assets							28,149,503,000	23,863,783,000
Liabilities							(18,821,951,000)	(15,250,100,000)
Equity							9,327,552,000	8,613,683,000
Currency translation adjustment							R$ 1,065,582,000	R$ 1,136,230,000
Ownership interest acquired							99.99%	99.99%
Level							Direct	Direct
BS Holding [Member]
Consolidated operations [Line Items]
Assets							R$ 771,011,000	R$ 545,693,000
Liabilities							(5,198,000)	(7,019,000)
Equity							765,813,000	538,674,000
Currency translation adjustment							R$ 27,156,000	R$ 84,032,000
Ownership interest acquired							99.99%	99.99%
Level							Direct	Direct
Pagseg Participacoes [Member]
Consolidated operations [Line Items]
Assets							R$ 781,745,000	R$ 648,175,000
Liabilities							(871,000)	(5,870,000)
Equity							780,874,000	642,305,000
Currency translation adjustment							R$ 76,549,000	R$ (51,550,000)
Ownership interest acquired							99.99%	99.99%
Level							Direct	Direct
PagSeguro Holding [Member]
Consolidated operations [Line Items]
Assets							R$ 3,269,000	R$ 36,000
Liabilities							(1,365,000)	0
Equity							1,904,000	36,000
Currency translation adjustment							R$ (1,681,000)	R$ 0
Ownership interest acquired							99.99%	99.99%
Level							Direct	Direct
Pagbank Participacoes [Member]
Consolidated operations [Line Items]
Assets							R$ 165,263,000	R$ 180,053,000
Liabilities							(9,775,000)	(9,385,000)
Equity							155,490,000	170,668,000
Currency translation adjustment							R$ (15,178,000)	R$ (3,621,000)
Ownership interest acquired							99.99%	99.99%
Level							Indirect	Indirect
Paginvest [Member]
Consolidated operations [Line Items]
Assets							R$ 2,016,000
Liabilities							(4,000)
Equity							2,012,000			R$ 2,000,000
Currency translation adjustment							R$ 12,000
Ownership interest acquired							99.99%
Level							Indirect
Net+Phone [Member]
Consolidated operations [Line Items]
Assets							R$ 467,890,000	R$ 375,347,000
Liabilities							(125,476,000)	(103,424,000)
Equity							342,414,000	271,923,000
Currency translation adjustment							R$ 70,491,000	R$ (35,806,000)
Ownership interest acquired							99.99%	99.99%
Level							Indirect	Indirect
PagSeguro Tecnologia [Member]
Consolidated operations [Line Items]
Assets							R$ 363,377,000	R$ 456,934,000
Liabilities							(134,468,000)	(243,905,000)
Equity							228,909,000	213,029,000
Currency translation adjustment							R$ 15,880,000	R$ 14,271,000
Ownership interest acquired							99.99%	99.99%
Level							Indirect	Indirect
BCPS [Member]
Consolidated operations [Line Items]
Assets							R$ 1,916,000	R$ 2,022,000
Liabilities							(41,000)	(52,000)
Equity							1,957,000	2,074,000
Currency translation adjustment							R$ 486,000	R$ 258,000
Ownership interest acquired							99.99%	99.99%
Level							Indirect	Indirect
Biva SEC [Member]
Consolidated operations [Line Items]
Assets							R$ 1,840,046,000	R$ 1,446,640,000
Liabilities							(1,825,459,000)	(1,439,545,000)
Equity							14,586,000	7,095,000
Currency translation adjustment							R$ 7,491,000	R$ 6,728,000
Ownership interest acquired							99.99%	99.99%
Level							Indirect	Indirect
Biva Serviços
Consolidated operations [Line Items]
Assets							R$ 68,164,000	R$ 42,901,000
Liabilities							(26,240,000)	(5,653,000)
Equity							41,924,000	37,248,000
Currency translation adjustment							R$ 4,676,000	R$ 5,965,000
Ownership interest acquired							99.99%	99.99%
Level							Indirect	Indirect
Biva Corban
Consolidated operations [Line Items]
Assets							R$ 1,248,000	R$ 21,200,000
Liabilities							(16,181,000)	(5,446,000)
Equity							17,428,000	15,754,000
Currency translation adjustment							R$ 1,674,000	R$ 12,912,000
Ownership interest acquired							99.99%	99.99%
Level							Indirect	Indirect
FIDC [Member]
Consolidated operations [Line Items]
Assets							R$ 5,122,004,000	R$ 4,770,455,000
Liabilities							(792,391,000)	(816,980,000)
Equity							4,329,613,000	3,953,475,000
Currency translation adjustment							R$ 2,211,249,000	R$ 2,294,655,000
Ownership interest acquired							100.00%	100.00%
Level							Indirect	Indirect
TILIX [Member]
Consolidated operations [Line Items]
Assets							R$ 46,888,000	R$ 13,972,000
Liabilities							(34,357,000)	(1,573,000)
Equity							12,531,000	12,399,000
Currency translation adjustment							R$ 132,000	R$ 5,017,000
Ownership interest acquired						100.00%	99.99%	99.99%
Level							Indirect	Indirect
Banco Seguro
Consolidated operations [Line Items]
Assets							R$ 22,238,338,000	R$ 10,320,430,000
Liabilities							(21,509,017,000)	(9,807,767,000)
Equity							729,321,000	512,663,000
Currency translation adjustment							R$ 16,676,000	R$ 73,489,000
Ownership interest acquired							100.00%	100.00%
Level							Indirect	Indirect
Yami [Member]
Consolidated operations [Line Items]
Assets							R$ 34,795,000	R$ 2,087,000
Liabilities							(33,331,000)	(861,000)
Equity							1,465,000	1,226,000
Currency translation adjustment							R$ (1,261,000)	R$ 267,000
Ownership interest acquired					100.00%		99.99%	99.99%
Level							Indirect	Indirect
Registra Seguro [Member]
Consolidated operations [Line Items]
Assets							R$ 5,000,000	R$ 5,000,000
Liabilities							(23,000)	(9,000)
Equity							4,977,000	4,991,000				R$ 5,000
Currency translation adjustment							R$ (23,000)	R$ (9,000)
Ownership interest acquired							99.99%	99.99%
Level							Indirect	Indirect
CDS
Consolidated operations [Line Items]
Assets							R$ 10,192,000	R$ 10,057,000
Liabilities							(479,000)	(5,583,000)
Equity							9,713,000	4,474,000
Currency translation adjustment							R$ 239,000	R$ (3,157,000)
Ownership interest acquired			100.00%				99.99%	99.99%
Level							Indirect	Indirect
Zygo
Consolidated operations [Line Items]
Assets							R$ 70,940,000	R$ 2,013,000
Liabilities							(10,448,000)	(4,278,000)
Equity							60,492,000	(2,265,000)
Currency translation adjustment							R$ (11,242,000)	R$ (9,597,000)
Ownership interest acquired				100.00%			99.99%	99.99%
Level							Indirect	Indirect
Moip
Consolidated operations [Line Items]
Assets							R$ 686,496,000	R$ 787,659,000
Liabilities							(555,713,000)	(596,429,000)
Equity							130,783,000	191,230,000
Currency translation adjustment							R$ (60,439,000)	R$ 10,070,000
Ownership interest acquired		100.00%					100.00%	100.00%
Level							Indirect	Indirect
Concil
Consolidated operations [Line Items]
Assets							R$ 11,315,000	R$ 2,390,000
Liabilities							(2,823,000)	(3,080,000)
Equity							8,492,000	(690,000)
Currency translation adjustment							R$ (6,317,000)	R$ (2,832,000)
Ownership interest acquired	100.00%						100.00%	100.00%
Level							Indirect	Indirect
Pagseguro Chile [Member]
Consolidated operations [Line Items]
Assets							R$ 1,092,000	R$ 7,000
Liabilities							(684,000)	0
Equity							408,000	7,000
Currency translation adjustment							R$ (626,000)	R$ 0
Ownership interest acquired							100.00%	100.00%
Level							Indirect	Indirect
Pagseguro Colombia [Member]
Consolidated operations [Line Items]
Assets							R$ 968,000	R$ 28,000
Liabilities							(751,000)	0
Equity							217,000	28,000
Currency translation adjustment							R$ (764,000)	R$ 0
Ownership interest acquired							100.00%	100.00%
Level							Indirect	Indirect
PSGP México [Member]
Consolidated operations [Line Items]
Assets							R$ 1,118,000	R$ 1,000
Liabilities							(973,000)	0
Equity							145,000	1,000
Currency translation adjustment							R$ (867,000)	R$ 0
Ownership interest acquired							100.00%	100.00%
Level							Indirect	Indirect
Pagseguro Peru [Member]
Consolidated operations [Line Items]
Assets							R$ 906,000	R$ 13,000
Liabilities							(772,000)	0
Equity							134,000	13,000
Currency translation adjustment							R$ 789,000	R$ 0
Ownership interest acquired							100.00%	100.00%
Level							Indirect	Indirect